Annual Fund Operating Expenses	Sep. 28, 2026
LARGE CAP FUND | SIIT LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.47%
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.47%
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.13%
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund | SIIT S&P 500 Index Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.12%
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund | SIIT Extended Market Index Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.20%
SMALL CAP FUND | SIIT SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
SMALL CAP II FUND | SIIT Small Cap II Fund | SIIT Small Cap II Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund | SIIT U.S. Equity Factor Allocation Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.31%
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.62%
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund | SIIT Global Managed Volatility Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.63%
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund | SIIT Screened World Equity Ex-US Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.83%
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.02%
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund | SIIT Opportunistic Income Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.56%
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME | SIIT CORE FIXED INCOME - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.37%
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.56%
LONG DURATION FUND | SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.38%
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund | SIIT Long Duration Credit Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.37%
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund | SIIT Ultra Short Duration Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.24%
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.70%
REAL RETURN FUND | SIIT Real Return Fund | SIIT Real Return Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.28%
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund | SIIT Limited Duration Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.32%
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund | SIIT Intermediate Duration Credit Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.32%
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.67%
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.66%